RJR Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2011
RJR Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements [Abstract]
RJR Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements

Note 20 — RJR Guaranteed, Unsecured Notes — Condensed Consolidating Financial Statements

The following condensed consolidating financial statements relate to the guaranties of RJR’s $58 million unsecured notes. See note 12 for additional information relating to these notes. RAI and certain of its direct or indirect, wholly owned subsidiaries, have fully and unconditionally, and jointly and severally, guaranteed these notes. The following condensed consolidating financial statements include: the accounts and activities of RAI, the parent Guarantor; RJR, the issuer of the debt securities; RJR Tobacco, and certain of RJR’s other subsidiaries, the other Guarantors; other subsidiaries of RAI and RJR, including SFNTC and American Snuff Co. that are not Guarantors; and elimination adjustments.

Condensed Consolidating Statements of Income

(Dollars in Millions)

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
For the Year Ended December 31, 2011
Net sales	$—	$—	$6,908	$1,204	$(50)	$8,062
Net sales, related party	—	—	478	1	—	479

Net Sales	—	—	7,386	1,205	(50)	8,541
Cost of products sold	—	—	4,133	381	(50)	4,464
Selling, general and administrative expenses	129	(7)	1,164	320	—	1,606
Amortization expense	—	—	22	2	—	24
Trademark impairment charges	—	—	43	5	—	48

Operating income (loss)	(129)	7	2,024	497	—	2,399
Interest and debt expense	213	8	—	162	(162)	221
Interest income	(118)	(5)	(44)	(6)	162	(11)
Other expense (income), net	8	(45)	—	(3)	43	3

Income (loss) before income taxes	(232)	49	2,068	344	(43)	2,186
Provision for (benefit from) income taxes	(89)	1	752	116	—	780
Equity income from subsidiaries	1,549	1,344	28	—	(2,921)	—

Net income	$1,406	$1,392	$1,344	$228	$(2,964)	$1,406

For the Year Ended December 31, 2010
Net sales	$—	$—	$7,093	$1,230	$(153)	$8,170
Net sales, related party	—	—	371	10	—	381

Net Sales	—	—	7,464	1,240	(153)	8,551
Cost of products sold	—	—	4,264	435	(155)	4,544
Selling, general and administrative expenses	20	(2)	1,124	339	(1)	1,480
Amortization expense	—	—	24	1	—	25
Asset impairment and exit charges	—	—	24	14	—	38
Trademark impairment charges	—	—	—	6	—	6
Goodwill impairment charge	—	—	—	26	—	26

Operating income (loss)	(20)	2	2,028	419	3	2,432
Interest and debt expense	223	8	—	166	(165)	232
Interest income	(119)	(5)	(45)	(8)	165	(12)
Other expense (income), net	2	(43)	8	(3)	43	7

Income (loss) before income taxes	(126)	42	2,065	264	(40)	2,205
Provision for (benefit from) income taxes	(42)	(2)	814	97	1	868
Equity income from subsidiaries	1,205	951	5	—	(2,161)	—

Income from continuing operations	1,121	995	1,256	167	(2,202)	1,337
Gains (losses) from discontinued operations, net of tax	—	88	(230)	(74)	—	(216)

Net income	$1,121	$1,083	$1,026	$93	$(2,202)	$1,121

For the Year Ended December 31, 2009
Net sales	$—	$—	$7,078	$1,139	$(202)	$8,015
Net sales, related party	—	—	396	8	—	404

Net Sales	—	—	7,474	1,147	(202)	8,419
Cost of products sold	—	—	4,297	393	(202)	4,488
Selling, general and administrative expenses	20	4	1,183	310	—	1,517
Amortization expense	—	—	27	1	—	28
Restructuring charge	—	—	56	—	—	56
Trademark impairment charges	—	—	491	76	—	567

Operating income (loss)	(20)	(4)	1,420	367	—	1,763
Interest and debt expense	242	8	1	171	(171)	251
Interest income	(115)	(8)	(56)	(11)	171	(19)
Other expense (income), net	(4)	(31)	2	(1)	43	9

Income (loss) before income taxes	(143)	27	1,473	208	(43)	1,522
Provision for (benefit from) income taxes	(49)	(5)	562	59	—	567
Equity income from subsidiaries	1,049	939	26	—	(2,014)	—

Net income	$955	$971	$937	$149	$(2,057)	$955

Condensed Consolidating Statements of Comprehensive Income

(Dollars in Millions)

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
For the Year Ended December 31, 2011
Net income	$1,406	$1,392	$1,344	$228	$(2,964)	$1,406
Other comprehensive income (loss), net of tax:
Retirement benefits	(144)	(153)	(158)	18	293	(144)
Unrealized gain (loss) on long-term investments	(12)	(11)	1	—	10	(12)
Cumulative translation adjustment and other	(8)	(9)	(9)	(11)	29	(8)

Comprehensive income	$1,242	$1,219	$1,178	$235	$(2,632)	$1,242

For the Year Ended December 31, 2010
Net income	$1,121	$1,083	$1,026	$93	$(2,202)	$1,121
Other comprehensive income (loss), net of tax:
Retirement benefits	(78)	(56)	(56)	(25)	137	(78)
Unrealized gain on long-term investments	21	21	17	—	(38)	21
Cumulative translation adjustment and other	(8)	(8)	(8)	(17)	33	(8)

Comprehensive income	$1,056	$1,040	$979	$51	$(2,070)	$1,056

For the Year Ended December 31, 2009
Net income	$955	$971	$937	$149	$(2,057)	$955
Other comprehensive income (loss), net of tax:
Retirement benefits	274	275	275	(1)	(549)	274
Unrealized gain (loss) on long-term investments	4	4	(7)	—	3	4
Cumulative translation adjustment and other	3	3	3	9	(15)	3

Comprehensive income	$1,236	$1,253	$1,208	$157	$(2,618)	$1,236

Condensed Consolidating Statements of Cash Flows

(Dollars in Millions)

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
For the Year Ended December 31, 2011
Cash flows from operating activities	$641	$1,319	$1,195	$313	$(2,048)	$1,420

Cash flows from (used in) investing activities:
Proceeds from settlement of long-term investments	—	—	2	—	—	2
Capital expenditures	—	—	(55)	(135)	—	(190)
Net proceeds from sale of business	79	—	123	—	—	202
Proceeds from termination of joint venture	—	—	—	32	—	32
Return of intercompany investments	1,040	340	—	—	(1,380)	—
Other, net	40	20	91	—	(137)	14

Net cash flows from (used in) investing activities	1,159	360	161	(103)	(1,517)	60

Cash flows from (used in) financing activities:
Dividends paid on common stock	(1,212)	(740)	(1,265)	—	2,005	(1,212)
Repurchase of common stock	(282)	—	—	—	—	(282)
Repayment of long-term debt	(400)	—	—	—	—	(400)
Proceeds from termination of interest rate swaps	185	1	—	—	—	186
Dividends paid on preferred stock	(43)	—	—	—	43	—
Distribution of equity	—	(910)	(340)	(130)	1,380	—
Other, net	(47)	(36)	—	(60)	137	(6)

Net cash flows used in financing activities	(1,799)	(1,685)	(1,605)	(190)	3,565	(1,714)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(5)	—	(5)

Net change in cash and cash equivalents	1	(6)	(249)	15	—	(239)
Cash and cash equivalents at beginning of year	327	14	1,506	348	—	2,195

Cash and cash equivalents at end of year	$328	$8	$1,257	$363	$—	$1,956

For the Year Ended December 31, 2010
Cash flows from operating activities	$442	$445	$947	$179	$(748)	$1,265

Cash flows from (used in) investing activities:
Proceeds from settlement of short-term investments	—	1	2	1	—	4
Proceeds from settlement of long-term investments	—	—	13	—	—	13
Capital expenditures	—	—	(52)	(123)	1	(174)
Proceeds from termination of joint venture	—	—	—	28	—	28
Return on intercompany investments	897	795	—	—	(1,692)	—
Contributions to intercompany investments	—	(75)	—	—	75	—
Other, net	40	23	25	1	(86)	3

Net cash flows from (used in) investing activities	937	744	(12)	(93)	(1,702)	(126)

Cash flows from (used in) financing activities:
Dividends paid on common stock	(1,049)	(300)	(405)	—	705	(1,049)
Repurchase of common stock	(5)	—	—	—	—	(5)
Repayment of long-term debt	(300)	—	—	—	—	(300)
Dividends paid on preferred stock	(43)	—	—	—	43	—
Receipt of equity	—	—	—	75	(75)	—
Distribution of equity	—	(897)	(795)	—	1,692	—
Other, net	(16)	1	—	(65)	85	5

Net cash flows from (used in) financing activities	(1,413)	(1,196)	(1,200)	10	2,450	(1,349)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(11)	—	(11)

Net cash flows related to discontinued operations, net of tax benefit	—	(3)	(230)	(74)	—	(307)

Net change in cash and cash equivalents	(34)	(10)	(495)	11	—	(528)
Cash and cash equivalents at beginning of year	361	24	2,001	337	—	2,723

Cash and cash equivalents at end of year	$327	$14	$1,506	$348	$—	$2,195

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
For the Year Ended December 31, 2009
Cash flows from operating activities	$678	$1,464	$1,394	$161	$(2,243)	$1,454

Cash flows from (used in) investing activities:
Proceeds from settlement of short-term investments	1	5	12	1	—	19
Proceeds from settlement of long-term investments	—	—	6	—	—	6
Capital expenditures	—	—	(55)	(86)	—	(141)
Acquisition, net of cash acquired	—	—	—	(43)	—	(43)
Proceeds from termination of joint venture	—	—	—	24	—	24
Return of intercompany investments	610	—	—	—	(610)	—
Other, net	40	9	27	—	(64)	12

Net cash flows from (used in) investing activities	651	14	(10)	(104)	(674)	(123)

Cash flows from (used in) financing activities:
Dividends paid on common stock	(991)	(840)	(1,360)	—	2,200	(991)
Repurchase of common stock	(5)	—	—	—	—	(5)
Repayment of long-term debt	(189)	(11)	—	—	—	(200)
Dividends paid on preferred stock	(43)	—	—	—	43	—
Distribution of equity	—	(610)	—	—	610	—
Other, net	(12)	1	—	(49)	64	4

Net cash flows used in financing activities	(1,240)	(1,460)	(1,360)	(49)	2,917	(1,192)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	6	—	6

Net change in cash and cash equivalents	89	18	24	14	—	145
Cash and cash equivalents at beginning of year	272	6	1,977	323	—	2,578

Cash and cash equivalents at end of year	$361	$24	$2,001	$337	$—	$2,723

Condensed Consolidating Balance Sheets

(Dollars in Millions)

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
December 31, 2011
Assets
Cash and cash equivalents	$328	$8	$1,257	$363	$—	$1,956
Accounts receivable	—	—	62	39	—	101
Accounts receivable, related party	—	—	67	—	—	67
Other receivables	95	38	145	110	(342)	46
Inventories	—	—	480	487	—	967
Deferred income taxes, net	—	1	907	45	(8)	945
Prepaid expenses and other	19	—	178	28	—	225

Total current assets	442	47	3,096	1,072	(350)	4,307
Property, plant and equipment, net	5	—	652	412	1	1,070
Trademarks and other intangible assets, net	—	—	1,251	1,351	—	2,602
Goodwill	—	—	5,303	2,707	—	8,010
Long-term intercompany notes	1,960	157	1,325	—	(3,442)	—
Investment in subsidiaries	9,139	7,076	456	—	(16,671)	—
Other assets and deferred charges	68	24	157	72	(56)	265

Total assets	$11,614	$7,304	$12,240	$5,614	$(20,518)	$16,254

Liabilities and shareholders’ equity
Accounts payable	$—	$—	$87	$26	$—	$113
Tobacco settlement accruals	—	—	2,461	69	—	2,530
Due to related party	—	—	2	—	—	2
Deferred revenue, related party	—	—	42	—	—	42
Current maturities of long-term debt	399	58	—	—	—	457
Other current liabilities	421	100	711	250	(350)	1,132

Total current liabilities	820	158	3,303	345	(350)	4,276
Intercompany notes and interest payable	1,325	—	—	2,117	(3,442)	—
Long-term debt (less current maturities)	3,145	61	—	—	—	3,206
Deferred income taxes, net	—	—	60	507	(56)	511
Long-term retirement benefits (less current portion)	48	24	1,579	108	—	1,759
Other noncurrent liabilities	25	1	222	3	—	251
Shareholders’ equity	6,251	7,060	7,076	2,534	(16,670)	6,251

Total liabilities and shareholders’ equity	$11,614	$7,304	$12,240	$5,614	$(20,518)	$16,254

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
December 31, 2010
Assets
Cash and cash equivalents	$327	$14	$1,506	$348	$—	$2,195
Accounts receivable	—	—	50	68	—	118
Accounts receivable, related party	—	—	48	—	—	48
Other receivables	80	33	225	90	(384)	44
Inventories	—	—	600	456	(1)	1,055
Deferred income taxes, net	10	1	892	43	—	946
Prepaid expenses and other	38	—	130	30	(3)	195
Assets held for sale	—	—	20	181	—	201

Total current assets	455	48	3,471	1,216	(388)	4,802
Property, plant and equipment, net	6	—	689	306	1	1,002
Trademarks and other intangible assets, net	—	—	1,316	1,359	—	2,675
Goodwill	—	—	5,303	2,707	—	8,010
Long-term intercompany notes	2,000	174	1,366	—	(3,540)	—
Investment in subsidiaries	9,696	7,611	435	—	(17,742)	—
Other assets and deferred charges	267	56	194	101	(29)	589

Total assets	$12,424	$7,889	$12,774	$5,689	$(21,698)	$17,078

Liabilities and shareholders’ equity
Accounts payable	$—	$—	$103	$76	$—	$179
Tobacco settlement accruals	—	—	2,532	57	—	2,589
Due to related party	—	—	4	—	—	4
Deferred revenue, related party	—	—	53	—	—	53
Current maturities of long-term debt	400	—	—	—	—	400
Other current liabilities	489	138	652	255	(387)	1,147

Total current liabilities	889	138	3,344	388	(387)	4,372
Intercompany notes and interest payable	1,366	—	—	2,174	(3,540)	—
Long-term debt (less current maturities)	3,580	121	—	—	—	3,701
Deferred income taxes, net	—	—	76	471	(29)	518
Long-term retirement benefits (less current portion)	34	25	1,496	113	—	1,668
Other noncurrent liabilities	45	12	247	5	—	309
Shareholders’ equity	6,510	7,593	7,611	2,538	(17,742)	6,510

Total liabilities and shareholders’ equity	$12,424	$7,889	$12,774	$5,689	$(21,698)	$17,078